Transfers of Financial Assets Not Qualifying for Derecognition (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of continuing involvement in derecognised financial assets [line items]
Carrying amount of financial assets not derecognised in their entirety	£ 6,671	£ 6,549
Carrying amount of associated financial liabilities	(3,534)	(2,673)
Sale and repurchase agreements
Disclosure of continuing involvement in derecognised financial assets [line items]
Carrying amount of financial assets not derecognised in their entirety	120	171
Carrying amount of associated financial liabilities	(128)	(172)
Securities lending agreements
Disclosure of continuing involvement in derecognised financial assets [line items]
Carrying amount of financial assets not derecognised in their entirety	2,871	1,892
Carrying amount of associated financial liabilities	(2,509)	(1,742)
Securitisations (See Notes 14 and 26)
Disclosure of continuing involvement in derecognised financial assets [line items]
Carrying amount of financial assets not derecognised in their entirety	3,680	4,486
Carrying amount of associated financial liabilities	£ (897)	£ (759)